Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 30	$ 57
Counterparty Netting of Energy Contracts	22	28
Cash Collateral Received/Posted	10	16
Net Amount	(2)	13
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(151)	(90)
Counterparty Netting of Energy Contracts	(22)	(28)
Cash Collateral Received/Posted	(2)	0
Net Amount	$ (127)	$ (62)